Risk and capital management (Details) kr in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2021 SEK (kr) item	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2023 SEK (kr)
Risk and capital management
Established credit losses	kr 52	kr 20	kr 25
Capital ratio	21.60%	21.80%
Tier 1 capital ratio	21.60%	21.80%
Common Equity Tier 1 capital ratio	21.80%	21.80%
Leverage ratio	9.30%	5.80%
Subordinated eligible debt to be issued				kr 9,000
New lending capacity	4 months	3 months
LCR	463.00%	447.00%
NSFR	139.00%	135.00%
Additional capital - Pillar 2 guidance	1.50%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%
Total risk-based capital requirement	15.70%	14.90%
CET1 ratio requirements inclusive Pillar 2 guidance	10.60%	9.50%
Number of lines of defense for risk management and risk control | item	3
Period for capital adequacy assessments	3 years
Maximum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	4.00%
Minimum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	2.00%
Common Equity Tier I ratio excess over capital adequacy requirement, target	4.00%
Credit risk
Risk and capital management
Risk amount	kr 6,000	kr 6,100
Market risk
Risk and capital management
Risk amount	1,200	1,100
Operational risk
Risk and capital management
Risk amount	kr 200	kr 200